Closed Block - Change in Maximum Future Earnings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Change in maximum future earnings of the Closed Block
Maximum future earnings to be recognized from Closed Block assets and liabilities, beginning of year	$ 379.2	$ 393.5	$ 426.9
Effects of implementation of accounting changes			0.1
Maximum future earnings to be recognized from Closed Block assets and liabilities, end of year	344.5	379.2	393.5
Change in maximum future earnings	$ (34.7)	$ (14.3)	$ (33.3)